UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 137.4%
Corporate — 7.0%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series B, AMT, 6.45%, 4/15/12 (a)	$1,500	$1,542,195
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	3,900	3,976,167
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	10,695	13,570,351
		19,088,713
County/City/Special District/School District — 38.8%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/14	2,000	2,211,700
5.00%, 5/01/14	1,600	1,769,360
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	3,000	3,010,530
4.25%, 5/01/26	1,800	1,811,196
4.38%, 5/01/27	960	970,800
4.38%, 5/01/28	600	602,784
4.50%, 5/01/29	900	908,316
Avondale School District Michigan, GO (AGC):
4.00%, 5/01/20	1,000	1,027,410
4.30%, 5/01/22	400	413,472
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	6,115	6,253,321
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/33	1,000	1,022,610
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	1,947,125
5.00%, 4/01/26	2,000	2,101,440
5.00%, 4/01/27	500	522,880
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	518,530

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	$750	$801,480
5.50%, 5/01/41	1,355	1,444,782
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	651,942
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	1,000	1,010,680
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,512,421
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	1,300	1,394,939
Series B, 5.00%, 5/01/28	3,100	3,116,430
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM):
5.25%, 5/01/20	1,325	1,432,537
5.25%, 5/01/21	1,675	1,806,253
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	2,000	2,119,080
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	2,940	3,251,199
(NPFGC), 5.00%, 5/01/28	710	726,053
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	649,344
5.50%, 5/01/36	1,200	1,279,512
5.50%, 5/01/41	1,575	1,684,352
Grand Blanc Community Schools Michigan, GO (NPFGC), 5.63%, 11/01/11 (a)	1,100	1,100,000
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	435	455,732
5.50%, 10/01/12	600	628,596

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	$995	$999,925
Gull Lake Community School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	3,625	4,013,491
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,125	1,226,734
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/34	430	437,065
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	1,000	1,057,460
Jenison Public Schools Michigan, GO, Building & Site (NPFGC), 5.50%, 5/01/12 (a)	1,575	1,616,454
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	650	664,482
5.00%, 5/01/24	1,000	1,077,180
5.00%, 5/01/25	1,525	1,630,240
5.00%, 5/01/26	1,600	1,702,112
5.00%, 5/01/35	3,000	3,059,760
Lansing Building Authority Michigan, GO, Series A (NPFGC), 5.38%, 6/01/13 (a)	1,510	1,628,520
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	5,000	5,086,300
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	1,000	1,039,640
Montrose Community Schools, GO (NPFGC), 6.20%, 5/01/17	1,000	1,196,350
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	1,500	1,588,260
Orchard View Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 11/01/13 (a)	5,320	5,796,140
Pennfield School District Michigan, GO, School Building & Site (a):
(FGIC), 5.00%, 5/01/14	765	844,973
(NPFGC), 5.00%, 5/01/14	605	668,247
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,425	1,577,717
Rochester Community School District, GO (NPFGC), 5.00%, 5/01/19	435	487,174

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Romulus Community Schools, GO, Refunding (AGM, Q-SBLF):
4.00%, 5/01/24	$1,100	$1,085,832
4.13%, 5/01/25	1,150	1,134,188
Romulus Community Schools, GO, Refunding (AGM, Q-SBLF) (concluded):
4.25%, 5/01/26	1,200	1,188,468
4.25%, 5/01/27	1,200	1,177,284
4.50%, 5/01/29	1,025	1,018,860
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	2,000	2,214,340
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,584,900
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	1,250	1,318,000
West Bloomfield School District Michigan, GO, Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,739,002
5.50%, 5/01/18	1,225	1,243,314
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,600	1,632,736
		105,891,954
Education — 6.8%
Eastern Michigan University, Refunding RB, General (AMBAC), 6.00%, 6/01/20	435	436,623
Grand Valley State University Michigan, RB, General (NPFGC), 5.50%, 2/01/18	2,070	2,271,411
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,720	1,721,754
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	1,235	1,274,434
5.90%, 6/01/12	1,145	1,181,903
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	3,000	2,955,930
Michigan State University, Refunding RB, General, Series C, 5.00%, 2/15/40	4,700	4,953,894

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	$2,100	$2,143,176
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	1,500	1,564,170
		18,503,295
Health — 22.6%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	3,100	3,099,659
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	1,125	1,125,068
Series A, 5.38%, 7/01/20	615	590,425
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	4,858,110
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A, 5.00%, 11/15/29	4,500	4,592,520
Kent Hospital Finance Authority Michigan, Refunding RB, Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	1,170	1,205,685
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	3,100	3,129,233
5.00%, 12/01/35	3,100	3,107,161
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	3,939,057
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	2,530	2,555,705
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	997,170
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	620	623,670
MidMichigan Obligation Group, Series A, 5.00%, 4/15/36	3,550	3,414,283
Trinity Health Credit, Series C, 5.38%, 12/01/30	3,410	3,434,245
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,417,600
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,056,211
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	600	619,908

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	$3,260	$3,254,295
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	630	581,988
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	3,049,842
Mclaren Health Care, 5.75%, 5/15/38	4,500	4,668,390
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,031,900
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,114,980
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	1,345	1,418,007
Trinity Health Credit, Series D, 5.00%, 8/15/34	3,100	3,126,350
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,186,060
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	475	469,100
		61,666,622
Housing — 7.2%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,004,380
Series A, 4.75%, 12/01/25	4,400	4,480,564
Series A, 6.00%, 10/01/45	6,990	6,991,538
Series A, AMT (NPFGC), 5.30%, 10/01/37	130	130,014
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,815	3,721,342
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	3,260	3,394,181
		19,722,019
State — 17.0%
Michigan Municipal Bond Authority, RB, Clean Water Revolving-Pooled, 5.00%, 10/01/27	1,240	1,381,372
Michigan Municipal Bond Authority, RB:
Local Government Loan Program, Group A (AMBAC), 5.50%, 11/01/20	1,065	1,065,160
State Clean Water, 5.00%, 10/01/27	1,250	1,337,475
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	2,400	2,632,392
5.00%, 11/01/15	1,500	1,663,620
5.00%, 11/01/16	500	564,430
5.38%, 11/01/24	125	138,764

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (concluded)
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	$4,500	$4,819,815
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,900	4,352,946
Series I, 5.50%, 10/15/45	1,250	1,346,275
Series I (AGC), 5.25%, 10/15/24	4,000	4,413,120
Series I (AGC), 5.25%, 10/15/25	2,000	2,194,300
Series I (AGC), 5.25%, 10/15/26	600	652,794
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,556,560
Michigan State Finance Authority, RB, Local Government Program, Series F:
5.00%, 4/01/31	1,000	990,150
5.25%, 10/01/41	6,085	6,084,695
Michigan Strategic Fund, RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,500	1,558,905
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,615,715
State of Michigan, COP (AMBAC), 5.55%, 6/01/22 (b)(c)	3,000	2,163,420
		46,531,908
Transportation — 13.4%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,615,526
5.25%, 12/01/26	6,300	6,348,006
5.00%, 12/01/34	9,160	8,508,358
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,196,360
5.75%, 12/01/26	1,000	1,041,810
5.38%, 12/01/32	8,700	8,747,937
		36,457,997
Utilities — 24.6%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,534,750
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,550	1,668,048
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,420	2,276,058
Senior Lien, Series A (AGM), 5.00%, 7/01/25	4,000	4,047,840
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,900	6,901,725
Series B (NPFGC), 5.25%, 7/01/13 (a)	11,790	12,736,737
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (AGM), 5.00%, 7/01/29	10,570	10,591,034
(FGIC), 6.25%, 7/01/12 (b)	280	289,814

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Grand Rapids Michigan, RB (NPFGC), 5.00%, 1/01/34	$11,385	$11,617,596
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	310	315,989
5.63%, 10/01/40	1,000	1,029,430
Lansing Board of Water & Light, RB, Series A:
5.00%, 7/01/27	1,970	2,126,556
5.00%, 7/01/31	4,230	4,458,505
5.00%, 7/01/37	2,065	2,179,897
5.50%, 7/01/41	3,000	3,302,040
		67,076,019
Total Municipal Bonds in Michigan		374,938,527

Guam — 1.1%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,400	1,421,252
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,565	1,613,765
Total Municipal Bonds in Guam		3,035,017

Puerto Rico — 6.0%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,000	2,072,560
State — 4.1%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	2,000	2,116,700
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.18%, 8/01/43	12,500	1,697,625
5.00%, 8/01/46	20,000	2,214,000
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	5,235,252
		11,263,577
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,750	2,967,443
Total Municipal Bonds in Puerto Rico		16,303,580
Total Municipal Bonds – 144.5%		394,277,124

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Michigan — 11.8%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	$6,470	$6,960,458
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	4,650	4,846,277
		11,806,735
Education — 7.5%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	7,840,875
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	12,210	12,686,556
		20,527,431
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.8%		32,334,166
Total Long-Term Investments (Cost – $412,699,333) – 156.3%		426,611,290

Short-Term Securities	Shares
BIF Michigan Municipal Money Fund, 0.00% (e)(f)	1,243,741	1,243,741
Total Short-Term Securities (Cost - $1,243,741) – 0.5%		1,243,741
Total Investments (Cost - $413,943,074*) – 156.8%		427,855,031
Other Assets Less Liabilities – 2.2%		5,894,887
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.9)%		(16,204,493)
VRDP Shares, at Liquidation Value – (53.1)%		(144,600,000)
Net Assets Applicable to Common Shares – 100.0%		$272,945,425

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$397,935,368
Gross unrealized appreciation	$17,689,638
Gross unrealized depreciation	(3,959,975)
Net unrealized appreciation	$13,729,663

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BIF Michigan Municipal Money Fund	6,928,754	(5,685,013)	1,243,741	$—

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$426,611,290	—	$426,611,290
Short-Term Investments	$1,243,741	—	—	1,243,741
Total	$1,243,741	$426,611,290	—	$427,855,031

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2011